Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent Events

19.	Subsequent Events

a)	On December 12, 2025, the Company entered into a stock purchase agreement with the COO of the Company to acquire BRS. In consideration of the acquisition of BRS, the Company is required to complete a series of cash payments to the COO totaling US$5,000,000. On closing, the Company will pay the COO US$1,500,000, with a further US$1,500,000 payable on the first anniversary of closing and a further US$2,000,000 on the second anniversary of the closing. The acquisition will be completed upon the approval of the TSX.V. The Company paid US$1,500,000 on January 14, 2026.

b)	On January 12, 2026, the Company closed a non-brokered private placement of 1,345,292 common shares in the capital of the Company at a price of US$4.46 per share for gross proceeds of US$6,000,000. The Company also closed a concurrent non-brokered private placement of 896,861 subscription receipts of the Company, issued to UEC Energy Corp., a subsidiary of Uranium Energy Corp., which is a controlling shareholder of the Company, for gross proceeds to the Company of US$4,000,000.

c)	On January 29, 2026, the loan agreement as described in Note 11(a) was amended to provide consent for the acquisition of BRS. In consideration of the consent, the Company will issue 50,000 common shares of the Company and 500,000 non-transferable common share purchase warrants with each warrant entitling the holder to acquire one additional common share in the capital of the Company at a price of $12.50 per warrant until September 26, 2028.

d)	On March 3, 2026, the Company paid US$750,000 to GEM and GEU for the One-Year Anniversary Payment for the Golden Eagle Project as described in Note 7.